Subsequent Events (Details) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 26, 2025	Mar. 26, 2025	Mar. 24, 2025	Mar. 10, 2025	Jan. 28, 2025	Jun. 01, 2023	Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 27, 2025	Sep. 24, 2024	Nov. 21, 2023	Jul. 15, 2022	Mar. 24, 2022
Subsequent Events [Line Items]
Promissory note value									$ 914,442	$ 914,442
Gross proceeds of exercise of warrants								$ 1,698,058
Warrant exercise price decrease (in Dollars per share)							$ 7,000
Number of warrant (in Shares)															49
Warrants with an exercise price (in Dollars per share)								$ 12,257					$ 392	$ 5,600	$ 2,817
Weighted average life of warrants outstanding						10 years
Agreed to pay								$ 6,000	$ 162,320	$ 462,320
Replacement Warrants [Member]
Subsequent Events [Line Items]
Warrants with an exercise price (in Dollars per share)					$ 67.38
Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants with an exercise price (in Dollars per share)			$ 5.04
Weighted average life of warrants outstanding					5 years
Purchase Price			$ 5.04
Warrant exercise value			2,665,836
Undiscounted obligation payable												$ 950,000
Common shares of stock split (in Shares)				7
Gross proceeds value			$ 1,480,000
Agreed to pay		$ 6,000
Common shares in exchange for expansion of rights (in Shares)		12,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Gross proceeds of exercise of warrants					$ 1,938,772
Warrant exercise price decrease (in Dollars per share)					$ 14
Warrant exercise price increase (in Dollars per share)					$ 78.4
Subsequent Event [Member] | Replacement Warrants [Member]
Subsequent Events [Line Items]
Number of warrant (in Shares)			528,940		138,485
Subsequent Event [Member] | AGA Precision Systems LLC [Member]
Subsequent Events [Line Items]
Percentage of interest	8.00%
Common Stock [Member]
Subsequent Events [Line Items]
Issuance common share (in Shares)																294,450
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants with an exercise price (in Dollars per share)					$ 19.25
Purchase price per share value (in Dollars per share)			$ 5.04
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)								6,372,874
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		6,372,874
Series B Preferred Stock [Member] | Subsequent Event [Member] | Northstrive Companies Inc [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		3,336,437
AGA Precision Systems LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total purchase price	$ 548,000
Outstanding value	350,000
Paid in cash at closing	28,000
Promissory note value	$ 170,000
Term of paybles	2 years
GB Capital Ltd [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		3,036,437